Schedule of Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Retirement indemnities	€ 1,600	€ 1,407
Provision for warranty costs	576	712
Accruals for social expenses	973	493
Conditional government subsidies	357	296
Value added tax payable	169	178
Advances received from customers	771	6
Others	297	284
Accrued Liabilities and Other Liabilities	4,742	3,377
Other Accrued Liabilities, Noncurrent	(1,973)	(1,706)
Current portion	€ 2,768	€ 1,671